A, B, C, R | AllianzGI Focused Growth Fund
AllianzGI Focused Growth Fund

ALLIANZ FUNDS

Supplement Dated March 10, 2014

to the Statutory Prospectuses for Administrative Class, Institutional Class, Class A, Class B, Class C, Class D, Class P,

and Class R shares of all series of Allianz Funds except for AllianzGI Money Market Fund

Dated August 28, 2013 (as revised December 19, 2013) (as supplemented thereafter)

Disclosure Related to AllianzGI Focused Growth Fund

Within the Fund Summary relating to the AllianzGI Focused Growth Fund, the following is added as a footnote to the section entitled "Investment Objective":

The Board of Trustees of the Trust has approved a different investment objective for the Fund to take effect on or about June 1, 2014. Such new investment objective will be as follows: “The Fund seeks long-term capital appreciation.”

Please retain this Supplement for future reference.